Related Party Transactions (Details 2)	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Total associates and joint ventures	$ 2,666,000,000		$ 2,859,000,000
Total parent company	(612,000,000)		4,187,000,000
Total subsidiaries of parent company	(87,000,000)		(87,000,000)
Total directors and others	(1,512,000,000)		5,838,000,000
Total at the end of the year	(455,000,000)		12,797,000,000
Borrowings total amount	107,941,000,000		161,112,000,000		$ 219,648,000,000
others	331,000,000		269,000,000
Other PPE [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Total others	(126,000,000)		(30,000,000)
Leases and/or rights of use receivables	(9,000,000)		(28,000,000)
Management fees	0		(26,000,000)
Trade And Other Payables [Member] | Cresud [Member]
Statement [Line Items]
Total others	(252,000,000)		(442,000,000)
NCN	427,000,000		5,521,000,000
Share-based payments	(3,000,000)		(6,000,000)
Reimbursement of expenses receivable	0		11,000,000
Corporate services receivable	(784,000,000)		(897,000,000)
Trade And Other Payables [Member] | Directors [Member]
Statement [Line Items]
Fees for services received	(7,388,000,000)		(785,000,000)
La Rural S.A. [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Borrowings total amount	796,000,000		530,000,000
Dividends	0		440,000,000
Other 1		$ (137)	(11)
Total others	2,000,000		9,000,000
Yad Levim LTD [Member] | Total trade and other receivables [Member]
Statement [Line Items]
Borrowings total amount	4,739,000,000		4,762,000,000
Trade And Other Receivables [Member]
Statement [Line Items]
Total at the end of the year	7,809,000,000		9,447,000,000
Trade And Other Receivables [Member] | Other PPE [Member]
Statement [Line Items]
Total others	511,000,000		591,000,000
Reimbursement of expenses receivables	25,000,000		54,000,000
Trade And Other Receivables [Member] | Directors [Member]
Statement [Line Items]
Advances	0		1,300,000,000
Comparaencasa Ltd [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Total others	0		(88,000,000)
Other investments	559			$ 589
Galerias Pacificos [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Total others	1,570,000,000		1,516,000,000
New Lipstick [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Reimbursement of expenses receivables	62,000,000		65,000,000
Other Associates And Joint Ventures [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Reimbursement of expenses receivables	1,000,000		2,000,000
Loans obtained	(86,000,000)		(132,000,000)
Leases and/or rights of use receivables	12,000,000		14,000,000
Irrevocable contributions pending subscription	45		0
Management fees	27,000,000		41,000,000
NCN	(134,000,000)		(135,000,000)
others	(70,000,000)		(91,000,000)
Others One	18,000,000		108,000,000
Share-based payments	1,000,000		2,000,000
Futuros y Opciones S.A. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Total others	1,000,000		4,000,000
Helmir S.A. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
NCN	(88,000,000)		(91,000,000)
Rundel Global LTD [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Other investments	$ 736		$ 0